FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of financial assets that are measured at fair value on a recurring basis

		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market fund	$215,096,106	$—	$—
Liabilities:
Derivative warrant liabilities - Public	$14,297,500	$—	$—
Derivative warrant liabilities - Private	$—	$—	$8,379,000

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S Treasury bills maturing on February 18, 2021	$215,076,225	$—	$—
Liabilities:
Derivative warrant liabilities - Public	$11,287,500	$—	$—
Derivative warrant liabilities - Private	$—	$—	$6,615,000

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$215,076,225	$—	$—
Liabilities:
Derivative warrant liabilities - Public	$11,287,500	$—	$—
Derivative warrant liabilities - Private	$—	$—	$6,615,000

Schedule of financial liabilities subject to fair value measurements on a recurring basis

	As of December 31, 2020	As of March 31, 2021
Volatility	25.8%	26.8%
Stock price	$10.77	$11.59
Risk-free rate	0.43%	0.98%
Dividend yield	0.0%	0.0%

	As of August 20, 2020	As of December 31, 2020
Volatility	45.0%	25.8%
Stock price	n/a	$10.77
Risk-free rate	0.35%	0.43%
Dividend yield	0.0%	0.0%

Schedule of change in Level 3 fair value measurements

Level 3 - Derivative warrant liabilities at December 31, 2020	$6,615,000
Change in fair value of derivative warrant liabilities	1,764,000
Level 3 - Derivative warrant liabilities at March 31, 2021	$8,379,000

The change in the fair value of Level 3 fair value measurements for the period from June 24, 2020 (inception) through December 31, 2020 is summarized as follows:

Level 3 Derivative warrant liabilities at June 24, 2020 (inception)	$—
Issuance of Public and Private Warrants	16,197,500
Transfer to Level 1 measurement - Public Warrants	(10,212,500)
Change in fair value of derivative warrant liabilities	630,000
Level 3 Derivative warrant liabilities at December 31, 2020	$6,615,000